Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Significant Investments in Associates

		Carrying Amount		Percentage of ownership interest
Associates	Nation of Registration	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017
		NT$	NT$
Individually immaterial:
Yann Yuan Investment Co., Ltd.	Taiwan, R.O.C.	2,383,512	2,897,644	33.33%	32.21%
ASM Advanced Packaging Materials Pte. Ltd. (AAPM)	Singapore	18,019	—	39.00%	—

		2,401,531	2,897,644

Summary of the Analysis of Other Comprehensive Income by Item
D.	Set out below are the aggregate carrying value and aggregate amount of the Company’s share of operating results of individually immaterial associates.

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Net (loss) income	(183,708)	3,221	74,035
Other comprehensive income (loss)	1,304	(112,797)	380,631

Total comprehensive income (loss)	(182,404)	(109,576)	454,666